ACQUIRED TECHNOLOGY (Narrative) (Details) (USD $)	6 Months Ended								0 Months Ended
	Sep. 30, 2012	Aug. 06, 2012	Jul. 06, 2012	Mar. 31, 2012	Mar. 14, 2012	Jan. 26, 2012	Jan. 18, 2012	Oct. 04, 2011	Jul. 05, 2012 Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Stock issued to acquire technology rights									3,000,000
Equity issuance, amount per share		$ 0.46875	$ 0.832143	$ 1.39	$ 1.39	$ 1.5	$ 0.25	$ 0.25	$ 0.79
Stock price discount rate	0.69%								69.00%
Value of stock issued for technology rights	$ 1,635,300								$ 1,635,300